111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

Supplement to Statement of Additional Information dated March 1, 2013

All Funds

The following replaces the table under the heading “Trustee Ownership of Fund Shares” on page 41 of the Statement of Additional Information:

Name of Trustee	Dollar Range of Ownership in Each Fund**		Aggregate Dollar Range of Ownership in Harbor Funds
INDEPENDENT TRUSTEES
Raymond J. Ball*	Harbor Mid Cap Growth Fund	Over $100,000	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor Small Cap Value Fund	Over $100,000
	Harbor Emerging Markets Debt Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
Donna J. Dean	Harbor Capital Appreciation Fund	$10,001-$50,000	Over $100,000
	Harbor Large Cap Value Fund	$10,001-$50,000
	Harbor International Fund	$50,001-$100,000
	Harbor Convertible Securities Fund	$50,001-$100,000
	Harbor Emerging Markets Debt Fund	$10,001-$50,000
	Harbor Bond Fund	$50,001-$100,000
	Harbor Real Return Fund	$10,001-$50,000
John P. Gould	Harbor Capital Appreciation Fund	Over $100,000	Over $100,000
	Harbor Small Cap Growth Fund	$1-$10,000
	Harbor Large Cap Value Fund	$10,001-$50,000
	Harbor Small Cap Value Fund	$10,001-$50,000
	Harbor International Fund	Over $100,000
	Harbor Bond Fund	Over $100,000
	Harbor Money Market Fund	$1-$10,000
Randall A. Hack	Harbor International Fund	Over $100,000	Over $100,000
	Harbor Emerging Markets Debt Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
Rodger F. Smith	Harbor Capital Appreciation Fund	Over $100,000	Over $100,000
	Harbor Mid Cap Growth Fund	Over $100,000
	Harbor Small Cap Growth Fund	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor Small Cap Value Fund	Over $100,000
	Harbor International Fund	Over $100,000
	Harbor International Growth Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
	Harbor Money Market Fund	Over $100,000
INTERESTED TRUSTEE
David G. Van Hooser	Harbor Capital Appreciation Fund	Over $100,000	Over $100,000
	Harbor Mid Cap Growth Fund	Over $100,000
	Harbor Small Cap Growth Fund	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor Mid Cap Value Fund	Over $100,000
	Harbor Small Cap Value Fund	Over $100,000
	Harbor International Fund	Over $100,000
	Harbor International Growth Fund	Over $100,000
	Harbor Global Value Fund	Over $100,000
	Harbor Global Growth Fund	Over $100,000
	Harbor Commodity Real Return Strategy Fund	Over $100,000
	Harbor Unconstrained Bond Fund	Over $100,000
	Harbor Convertible Securities Fund	Over $100,000
	Harbor Emerging Markets Debt Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
	Harbor Bond Fund	Over $100,000
	Harbor Real Return Fund	Over $100,000
	Harbor Money Market Fund	Over $100,000

Investors Should Retain This Supplement for Future Reference

S0314.SAI.0301

111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302 www.harborfunds.com

TRUSTEE EMERITUS
Howard P. Colhoun	Harbor Capital Appreciation Fund	Over $100,000	Over $100,000
	Harbor Mid Cap Growth Fund	Over $100,000
	Harbor Small Cap Growth Fund	Over $100,000
	Harbor Large Cap Value Fund	Over $100,000
	Harbor Small Cap Value Fund	Over $100,000
	Harbor International Fund	Over $100,000
	Harbor Global Growth Fund	Over $100,000
	Harbor High-Yield Bond Fund	Over $100,000
	Harbor Bond Fund	$1-$10,000
	Harbor Money Market Fund	Over $100,000

Dated: March 14, 2013

Investors Should Retain This Supplement for Future Reference

S0314.SAI.0301